Risk management_EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSensitivityAnalysisOfBankConsolidatedTrustsAndSubsidiariesOfTheBankAbstract
Change in EVE	₩ 634,596	₩ 490,981
Change in NII	₩ 66,138	₩ 162,023